Disposition of renewable energy business - Schedule of Cash Flows (Details) - Renewable Energy - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Operating activities	$ 0.0	$ 121.3
Investing activities	$ 0.0	$ (196.0)